Dividends on ordinary shares	6 Months Ended
Jun. 30, 2024
Disclosure Of Dividends [Abstract]
Dividends on ordinary shares	The Bank paid dividends of £490 million on 25 March 2024 and £1,650 million on 16 May 2024 (£1,900 million was paid during the half-year to 30 June 2023).